Supplemental Consolidated and Combined Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 24,440	$ 15,984
Restricted cash	2,013
Accounts receivable:
Oil and natural gas sales	27,830	31,730
Joint interest owners and other	7,653	3,962
Affiliates	8,497	8,670
Short-term derivative instruments	28,064	42,948
Prepaid expenses and other current assets	5,331	7,932
Total current assets	103,828	111,226
Property and equipment, at cost:
Oil and natural gas properties, successful efforts method	1,559,541	1,231,063
Other	5,168	3,956
Accumulated depreciation, depletion and impairment	(268,163)	(188,267)
Oil and natural gas properties, net	1,296,546	1,046,752
Long-term derivative instruments	14,095	26,896
Restricted investments	68,024	63,619
Other long-term assets	6,911	7,167
Total assets	1,489,404	1,255,660
Current liabilities:
Accounts payable	15,264	21,056
Accounts payable - affiliates	1,738
Revenues payable	6,881	10,733
Accrued liabilities	16,099	17,841
Short-term derivative instruments	3,217	12,976
Total current liabilities	43,199	62,606
Long-term debt	630,182	361,001
Asset retirement obligations	91,349	82,722
Long-term derivative instruments	10,466	3,073
Other long-term liabilities	2,443	3,357
Total liabilities	777,639	512,759
Commitments and contingencies (Note 14)
Limited partners:
General partner (34,317 units outstanding at December 31, 2012 and 22,044 units outstanding at December 31, 2011)	450	426
Total partners' equity	321,810	303,168
Noncontrolling interest	5,261	5,157
Previous owners	384,694	434,576
Total equity	711,765	742,901
Total liabilities and equity	1,489,404	1,255,660
Limited Partners Common
Limited partners:
Limited partners units	301,204	241,034
Total equity	301,204	241,034
Subordinated units
Limited partners:
Limited partners units	$ 20,156	$ 61,708